Transfers of Financial Assets - Continuing Involvement Accounting (Detail) - Continuing Involvement Accounting [Member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial Assets Transferred Continuing Involvement Original assets [Member]
Continuing Involvemnt Accounting [Line Items]
Trading securities, assets	€ 0	€ 0
Financial assets at fair value through profit or loss	291	0
Financial assets available for sale	386	332
Loans	0	40
Financial Assets Transferred Continuing Involvement assets still recognised [Member]
Continuing Involvemnt Accounting [Line Items]
Trading securities, assets	15	0
Financial assets at fair value through profit or loss	96	263
Loans	0	16
Continuing Involvement Accounting, Associated Liabilities [Member]
Continuing Involvemnt Accounting [Line Items]
Carrying amount of associated liabilities	€ 54	€ 58